SELECTHLIFE NY II

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated December 5, 2005, to your prospectus dated May 1, 2004

This supplement adds certain information to and amends certain information contained in the prospectus dated May 1, 2004, as supplemented. Please read it carefully and keep it with your prospectus for future reference.

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IMPORTANT INFORMATION REGARDING FUND CLOSURES AND MERGERS

ING AIM Mid Cap Growth Portfolio. On December 2, 2005, the ING AIM Mid Cap Growth Portfolio was closed to new investors and to new investments by existing investors. Effective December 3, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) merged into and became part of the ING FMRSM Diversified Mid Cap Portfolio (Class S). Because of this merger, your investment in the ING AIM Mid Cap Growth Portfolio (Class S) automatically became an investment in the ING FMRSM Diversified Mid Cap Portfolio (Class S) with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING AIM Mid Cap Portfolio (Class S) will be automatically allocated to the ING FMRSM Diversified Mid Cap Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue NW, Minot, North Dakota 58703, 1-877-886-5050. See also the Transfers section on page 39 of your prospectus dated May 1, 2004, for further information about making fund allocation changes.

ING VP Disciplined LargeCap Portfolio. On December 2, 2005, the ING VP Disciplined LargeCap Portfolio was closed to new investments by existing investors. Effective December 3, 2005, the ING VP Disciplined LargeCap Portfolio (Class I) merged into and became part of the ING Fundamental Research Portfolio (I Class). Because of this merger, your investment in the ING VP Disciplined LargeCap Portfolio (Class I) automatically became an investment in the ING Fundamental Research Portfolio (I Class) with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP Disciplined LargeCap Portfolio (Class I) will be automatically allocated to the ING Fundamental Research Portfolio (I Class). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue NW, Minot, North Dakota 58703, 1-877-886-5050. See also the Transfers section on page 39 of your prospectus dated May 1, 2004, for further information about making fund allocation changes.

ING VP MagnaCap Portfolio. On December 2, 2005, the ING VP MagnaCap Portfolio was closed to new investments by existing investors. Effective December 3, 2005, the ING VP MagnaCap Portfolio (Class I) merged into and became part of the ING VP Value Opportunity Portfolio (Class I). Because of this merger, your investment in the ING VP MagnaCap Portfolio (Class I) automatically became an investment in the ING VP Value Opportunity Portfolio (Class I) with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class I) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue NW, Minot, North Dakota 58703, 1-877-886-5050. See also the Transfers section on page 39 of your prospectus dated May 1, 2004, for further information about making fund allocation changes.

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Each of these mergers will provide investors the opportunity to invest in a larger Fund with similar investment objectives and strategies and lower total Fund expenses.

You will not incur any fees or charges or any tax liability because of these mergers, and your Accumulation Value immediately before the merger will equal your Accumulation Value immediately after the merger.

There will be no further disclosure regarding the ING AIM Mid Cap Growth, ING VP Disciplined LargeCap and ING VP MagnaCap Portfolios in future supplements to the May 1, 2004, prospectus.
IMPORTANT INFORMATION ABOUT FUND ADDITIONS

Effective December 2, 2005, the following Funds were added as available variable investment options under the Policy:
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING MarketPro Portfolio (Class I)
ING MarketStyle Growth Portfolio (Class I)
ING MarketStyle Moderate Growth Portfolio (Class I)
ING MarketStyle Moderate Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class S)
ING VP Value Opportunity Portfolio (Class I)

Information about these new Funds is contained in the tables below.
The following information is added to the Fund Fees and Charges Table beginning on page 2 of the April 29, 2005, prospectus supplement:

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING FMRSM Diversified Mid Cap Portfolio (Class S) [2]	0.75%	--	0.26%	1.01%	--	1.01%
ING MarketPro Portfolio (Class I) [34,35,36]	0.70%	--	0.10%	0.80%	--	0.80%
ING MarketStyle Growth Portfolio (Class I) [34,36]	0.59%	--	0.05%	0.64%	0.08%	056%
ING MarketStyle Moderate Growth Portfolio (Class I) [34,36]	0.55%	--	0.05%	0.60%	0.07%	0.53%
ING MarketStyle Moderate Portfolio (Class I) [34,36]	0.53%	--	0.05%	0.58%	0.06%	0.52%
ING VP Index Plus International Equity Portfolio (Class S) [15,24]	0.45%	--	0.47%	0.92%	0.12%	0.80%
ING VP Value Opportunity Portfolio (Class I) [23,24]	0.60%	--	0.10%	0.70%	--	0.70%

137564	Page 2 of 4	December 2005

[4]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

[15]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for these Portfolios. Other Expenses for each Portfolio are estimated because the Portfolios did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

[23]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

[24]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[33]

The amounts shown reflect the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for the Portfolio's current fiscal year as the Portfolio had not commenced operations as of December 31, 2004.

[34]

Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected under the heading Other Expenses.

[35]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments. The expense limitation agreement will continue through at least May 1, 2007. For further information regarding the expense limitation agreements, see the Fund's prospectus.

IMPORTANT INFORMATION REGARDING THE ING ALLIANCE MID CAP GROWTH PORTFOLIO

Effective December 2, 2005, the ING Alliance Mid-Cap Growth Portfolio was renamed ING AllianceBernstein Mid-Cap Growth Portfolio. Accordingly, all references to ING Alliance Mid-Cap Growth Portfolio (Class I) are to be replaced with ING AllianceBernstein Mid-Cap Growth Portfolio (Class I).

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IMPORTANT INFORMATION REGARDING THE ING SALOMON BROTHERS INVESTORS PORTFOLIO

Effective December 2, 2005, the ING Salomon Brothers Investors Portfolio was renamed ING Lord Abbett Affiliated Portfolio and Lord, Abbett & Co. LLC will replace Salomon Brothers Asset Management Inc. as subadviser. Accordingly, all references to ING Salomon Brothers Investors Portfolio (Class I) are to be replaced with ING Lord Abbett Affiliated Portfolio (Class I) and Appendix B of the prospectus is to be revised to reflect the new subadvisory arrangement.

The following information is added to the Fund Investment Advisers and Investment Objectives section beginning on page 9 of the April 29, 2005, prospectus supplement:
Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING Lord Abbett Affiliated Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital.
ING MarketPro Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING MarketStyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and some current income.
ING MarketStyle Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING MarketStyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and current income.
ING VP Index Plus International Equity Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.
ING VP Value Opportunity Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.

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